Inventories - Disclosure of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 0	€ 766
Less: Progress billings	0	659
Construction contracts, net asset/(liability)	0	107
Construction contract assets	0	214
Construction contract liabilities	€ 0	€ 107